Borrowings	12 Months Ended
Dec. 31, 2025
Borrowings
Borrowings

22.Borrowings

Borrowings comprised the following:

	2025	2024
	$’m	$'m
Non-current
Senior Notes	1,965.5	2,164.2
Debentures and bank term loans(a)	876.5	1,055.0
	2,842.0	3,219.2

Current
Senior Notes	218.4	19.3
Debentures and bank term loans(a)	77.2	102.6
Letters of credit	0.1	6.8
	295.7	128.7

Total borrowings	3,137.7	3,347.9
Borrowings classified as held for sale (see note 32.2)	96.7	–
	3,234.4	3,347.9
(a)	Deposits pledged as security included in the amounts above are: current $nil (2024: $12.1 million) and non-current $7.3 million (2024: $23.4 million)

Reconciliation of cash and non-cash changes is as follows:

	2025	2024
	$’m	$’m

At January 1	3,347.9	3,510.8
Interest expense(a)	291.4	360.0
Interest paid	(309.0)	(327.0)
Proceeds received from issuance of borrowings (net of transaction costs)	195.9	2,209.1
Repayment of borrowings	(386.9)	(2,149.3)
Bank overdraft	—	(0.7)
Other transaction costs(a)	(20.9)	(10.6)
Disposal of subsidiary	—	(53.1)
Reclassified to held for sale (see note 32.2)	(96.7)	—
Exchange differences	116.0	(191.3)
At December 31	3,137.7	3,347.9

(a)	Latam disposal groups were classified as held for sale at December 31, 2025 and the Latam segment was presented as a discontinued operation. Amounts above include Latam up until its reclassification to held for sale. See note 32 for more information.

22.1Analysis of borrowings

Borrowings comprised the following:

	Principal
	amount					Carrying amount
	December 31,		Issue	Maturity		December 31,	December 31,
	2025	Currency	date	date	Interest rate	2025	2024
						$’m	$’m
Senior Notes
IHS Holding Limited	200.0M	USD	Nov'21	Nov'26	5.625%	200.5	200.8
IHS Holding Limited	500.0M	USD	Nov'21	Nov'28	6.250%	500.2	499.4
IHS Holding Limited	550.0M	USD	Nov'24	May'30	7.875%	546.7	545.4
IHS Holding Limited	650.0M	USD	Nov'24	Nov'31	8.250%	645.3	644.2
IHS Mauritius NG Holdco Limited	286.0M	USD	Sep'19	Sep'27	8.000%	290.0	293.7

Debentures
IHS Brasil - Cessão de Infraestruturas S.A.(b)	—	BRL	Sep'23	Aug'31	3.10% + CDI	—	177.6
IHS Brasil - Cessão de Infraestruturas S.A.(b)	—	BRL	Jun'24	Jun'32	2.80% + CDI	—	44.0
I-Systems Soluções de Infraestrutura S.A.(b)	160.0M	BRL	Jun'24	May'32	2.10% + CDI	26.8	24.3

Bank Term Loans
IHS Côte d’Ivoire S.A.	7.0B	XOF	Dec'23	Dec'28	6.50%	12.1	14.4
IHS Côte d’Ivoire S.A.	55.6M	EUR	Dec'23	Dec'28	3.50% + 3M EURIBOR	63.9	75.5
IHS Holding Limited	200.0M	USD	Jun'25	Dec'27	4.85% + 3M SOFR	198.2	—
IHS Holding Limited	255.0M	USD	Oct'24	Oct'29	4.50% + 3M SOFR	256.8	256.6
IHS Holding Limited	3.2B	ZAR	Oct'24	Oct'29	4.50% + 3M JIBAR	198.6	175.2
IHS Towers South Africa Proprietary Limited	3.0B	ZAR	May'22	May'29	2.75% + 3M JIBAR	182.4	174.8
IHS Zambia Limited	42.8M	USD	Dec'20	Dec'27	5.00% + CAS + 3M SOFR	42.9	62.2
INT Towers Limited	—	NGN	Jan'23	Jan'28	2.50% + MPR	—	91.6
I-Systems Soluções de Infraestrutura S.A.(b)	400.0M	BRL	Oct'22	Oct'30	2.45% - 2.50% + CDI	69.9	61.4

Revolving Credit Facilities and Overdrafts(a)
IHS Holding Limited	300.0M	USD	Jun'25	Sep'28	3.50% + 3M SOFR	—	—
IHS Nigeria Limited	55.0B	NGN	Jan'23	Jan'26	2.50% + MPR	—	—
IHS Cameroon S.A.	10.0B	XAF	Sep'25	Aug'26	5.50%	—	—
IHS Cameroon S.A.	10.0B	XAF	Oct'25	Sep'26	5.50% - 6.00%	—	—

Letters of Credit(a)
IHS Nigeria	356.5M	USD	Feb'22	Mar'26	12.00% - 15.39%	0.1	6.8
						3,234.4	3,347.9
Exclude: Borrowings classified as held for sale (see note 32.2)						(96.7)	–
Borrowings						3,137.7	3,347.9
(a)	Principal amount for revolving credit facilities, overdrafts and letters of credit are the available facilities at December 31, 2025.
(b)	On February 11, 2026, IHS Fiber Brasil – Cessão de Infraestruturas Ltda. entered into a share purchase and sale agreement with TIM S.A., pursuant to which IHS Fiber Brasil – Cessão de Infraestruturas Ltda. agreed to sell its 51.0% stake in I-Systems. Borrowings for this business are presented within liabilities held for sale at December 31, 2025.

All Group borrowings (except letters of credit) contain customary affirmative and negative covenants, events of default and financial covenant ratios (generally tested quarterly, with some exceptions). The borrowing entity may also voluntarily prepay its utilizations and/or cancel all or part of the available commitments on these borrowings by giving notice. Mandatory cancellation and full or partial prepayment may be required in certain circumstances including events of default. The majority of borrowings are supported by intercompany guarantees or secured by pledges over certain assets.

Subject to certain conditions, IHS Holding Limited may voluntarily prepay its utilizations and/or permanently cancel all or part of the available commitments by giving five Business Days’ notice, or such shorter period as the majority lenders may agree.

Financing activities and liquidity during the reporting period

The Group is in compliance with its debt covenants related to the listed bonds and covenants related to external borrowings as of December 31, 2025. Approximate U.S. dollar equivalent values for non-USD denominated facilities stated below are translated from the currency of the debt at the relevant exchange rates on December 31, 2025.

IHS Holding (2025) Revolving Credit Facility and Cancellation of IHS Holding (2020) Revolving Credit Facility

IHS Towers entered into an up to $400 million U.S dollar-denominated revolving credit facility agreement in June 2025 with Standard Chartered Bank as the original lender. The facility is scheduled to terminate in September 2028 (unless extended for up to two additional one-year periods), has an interest rate equal to Term SOFR plus a margin of 3.50% per annum. There are total commitments of $300 million currently available under the facility, although this amount can be increased by $100 million at the request of IHS Holding Limited, if certain conditions set out in the facility agreement are met.

This facility replaces the previous $300 million U.S. dollar-denominated revolving credit facility agreement which was originally entered into in March 2020 and was due to expire in October 2026.

IHS Holding (2025) Term Loan and Redemption of IHS Brasil - Cessão de Infraestruturas S.A. Debentures

IHS Towers entered into a $200 million term loan agreement in June 2025 (the “IHS Holding 2025 Term Loan”), between, amongst others, IHS Holding Limited as borrower, IHS Mauritius NG Holdco Limited, IHS Mauritius NG1 Limited, IHS Mauritius NG2 Limited, and IHS INT Mauritius Limited as guarantors, Standard Chartered Bank as facility agent and Standard Chartered Bank (Hong Kong) Limited as original lender.

The term loan is scheduled to terminate in December 2027 and amortizes monthly from June 2027 until December 2027. The interest rate is equal to Term SOFR plus a margin (which increases from 4.85% for the first 12 months to 5.85% for the next six months to 6.50% for the next six months to 7.50% for the final six months). Subject to certain conditions, IHS Holding Limited may voluntarily prepay its utilizations and/or permanently cancel all of part of the available commitments by giving five Business Days’ notice, or such shorter period as the majority lenders may agree.

The IHS Holding 2025 Term Loan was fully drawn in June 2025, and funds were applied towards repaying debentures issued by IHS Brasil - Cessão de Infraestruturas S.A. (“IHS Brasil”) (the “IHS Brasil Debentures”). The IHS Brasil Debentures were issued for BRL1,200.0 million (approximately $225.5 million), in September 2023 at an interest rate of CDI plus 3.10% and BRL300.0 million (approximately $56.4 million) in June 2024 at an interest rate of CDI plus 2.80% per annum. The IHS Brasil Debentures were redeemed in full in June 2025 pursuant to a tender offer, using the proceeds of the IHS Holding 2025 Term Loan together with existing cash on hand.

Repayment of Nigeria (2023) Term Loan

In April 2025, INT Towers Limited fully prepaid the outstanding balance on the Nigeria 2023 Term Loan of NGN132 billion (approximately $88.8 million, which included $5.5 million of accrued interest).

IHS Cameroon Overdrafts

In September 2025, IHS Cameroon entered into a XAF10 billion (approximately $17.9 million) overdraft loan agreement with Ecobank Cameroun as lender (the “Ecobank Overdraft”). The Ecobank Overdraft has an interest rate of 5.5% per annum plus VAT and its purpose is to enable IHS Cameroon to finance working capital needs. The Ecobank Overdraft expires in August 2026, and amounts borrowed may be prepaid by IHS Cameroon at any time.

In October 2025, IHS Cameroon entered into a XAF10 billion (approximately $17.9 million) overdraft loan agreement with Access Bank Cameroon PLC as lender (the “Access Bank Overdraft”). The Access Bank Overdraft is available in two tranches, with an XAF7 billion tranche at an interest rate of 5.5% per annum plus VAT and an XAF3 billion tranche at an interest rate of 6.0% per annum plus VAT. The purpose of the Access Bank Overdraft is to enable IHS Cameroon to finance working capital needs. The Access Bank Overdraft expires in September 2026, and amounts borrowed may be prepaid by IHS Cameroon at any time. It is governed by Cameroon Law.

Nigeria (2026) Revolving Credit Facility

IHS Mauritius NG Holdco Limited, IHS Nigeria, IHS Towers NG Limited, INT Towers Limited and IHS Holding Limited entered into an NGN100.0 billion (approximately $69.0 million) Naira-denominated revolving credit facility agreement in January 2026 (with the potential to upsize to NGN200.0 billion (approximately $138.1 million)) (as amended and/or as amended and restated from time to time the “Nigeria 2026 RCF”), between, amongst others, IHS Nigeria, IHS Towers NG Limited and INT Towers Limited as borrowers and guarantors; IHS Mauritius NG Holdco Limited, IHS Holding Limited, IHS Mauritius NG1 Limited, IHS Mauritius NG2 Limited, IHS INT Mauritius Limited and INT Towers NG Finco 1 Plc as guarantors; Stanbic IBTC as agent and certain financial institutions listed therein as original lenders.

The interest rate under the Nigeria 2026 RCF is equal to the Nigerian MPR plus a margin of 1.0% per annum. IHS Mauritius NG Holdco Limited also pays certain other fees and costs, including a supplemental agency fee, an arranging fee, a management fee and an agent fee.

The Nigeria 2026 RCF is scheduled to terminate in March 2029 and is repayable in full on that date.

Letters of credit

The Group has utilized letters of credit for its Nigerian entities to fund capital and operational expenditure with suppliers. This utilization has significantly reduced in the year ended December 31, 2025, compared to the prior year. Letters of credit are presented within Borrowings and as of January 1, 2025, and December 31, 2025, all the suppliers had received payment.

Below are further details by entity as of December 31, 2025:

●	IHS (Nigeria) Limited has not drawn any funding under agreed letters of credit. These letters mature on March 31, 2026, and their interest rates range from 12.00% to 15.39%. These letters of credit are utilized to fund capital and operational expenditure with suppliers.
●	INT Towers Limited has not drawn any funding under agreed letters of credit. These letters mature on March 31, 2026, and their interest rates range from 12.00% to 15.39%. These letters of credit are utilized to fund capital and operational expenditure with suppliers.
●	Global Independent Connect Limited agreed letters of credit matured on December 31, 2025. The interest rate was 15.39%. These letters of credit were utilized to fund capital and operational expenditure with suppliers.

The range of payment due date for liabilities that are part of the arrangement is up to 5 days after invoice date and for comparable trade payables that are not part of an arrangement is up to 30 days after invoice date.